UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2011

Date of reporting period: 10/31/2010

Item 1 – Report to Stockholders

October 31, 2010

Semi-Annual Report (Unaudited)

Retirement Reserves Money Fund | of Retirement Series Trust

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed but slowly improving economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The unemployment rate remains stubbornly high in the face of sluggish job gains in the private sector. The US dollar, along with other developed market currencies, has experienced devaluation resulting from aggressively easy monetary and fiscal policies. Given these long-standing conditions, the Federal Reserve Board has announced that additional policy action will be taken to combat deflation and unemployment and promote economic growth.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory. International equities posted gains on both a six- and 12-month basis. In the United States, both large and small cap equities posted robust gains for the 12-month period, while on a six-month basis, large cap stocks remained relatively flat and small caps turned slightly negative.

In fixed income markets, yields fluctuated but declined significantly over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of October 31, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	0.74%	16.52%

US small cap equities (Russell 2000 Index)	(1.24)	26.58

International equities (MSCI Europe, Australasia, Far East Index)	5.74	8.36

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.12

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.63	10.03

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	5.33	8.01

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	3.95	7.78

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.73	19.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information as of October 31, 2010

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields

Class I	0.00%	0.05%
Class II	0.00%	0.05%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

Percent of Net Assets

Certificates of Deposit	28%
Commercial Paper	25
U.S. Government Sponsored Agency Obligations	15
U.S. Treasury Obligations	15
Municipal Bonds	8
Corporate Notes	4
Repurchase Agreements	6
Liabilities in Excess of Other Assets	(1)

Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2010 and held through October 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Class I	$1,000.00	$1,000.10	$2.07	$1,000.00	$1,023.13	$2.09	0.41%
Class II	$1,000.00	$1,000.00	$2.07	$1,000.00	$1,023.13	$2.09	0.41%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 1.1%
State Street Bank & Trust Co.:
0.25%, 1/12/11	$4,000	$4,000,000
0.39%, 2/10/11	27,000	27,000,000

		31,000,000

Yankee — 26.7% (a)
Abbey National Treasury Services Plc, CT, 0.28%, 11/17/10 (b)	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.35%, 12/13/10 (b)	15,100	15,100,000
Banco Santander SA, NY, 0.85%, 11/01/10	35,000	35,000,000
Bank of Montreal, Chicago, 0.31%, 8/29/11 (b)	12,500	12,500,000
Barclays Bank Plc, NY:
0.50%, 11/18/10	30,500	30,500,000
0.42%, 2/18/11	27,000	27,000,000
0.40%, 3/04/11	32,000	32,000,000
Canadian Imperial Bank of Commerce, NY, 0.42%, 1/31/11 (b)	22,000	22,000,000
Credit Agricole CIB, NY, 0.41%, 4/08/11	25,000	25,000,000
Credit Industriel et Commercial, NY, 0.51%, 2/09/11	11,000	11,000,000
Dexia Credit Local, NY, 1.69%, 11/17/10 (c)	70,500	70,500,000
KBC Bank NV, NY, 0.61%, 12/01/10	25,000	25,000,457
Lloyd’s TSB Bank Plc, NY, 0.62%, 2/11/11	30,000	30,000,000
Rabobank Nederland NV, NY:
0.26%, 1/10/11 (b)	21,050	21,050,000
0.26%, 1/13/11 (b)	35,000	35,000,000
0.57%, 1/18/11	19,500	19,500,000
Royal Bank of Canada, NY (b):
0.26%, 11/17/10	35,000	35,000,000
0.37%, 10/14/11	25,000	25,000,000
Royal Bank of Scotland Plc, CT:
0.51%, 2/01/11 (c)	10,000	10,000,000
0.51%, 2/24/11	34,000	34,000,000
0.49%, 4/19/11	25,000	25,000,000
Société Générale, NY, 0.41%, 4/21/11 (b)	21,000	21,000,000
Toronto-Dominion Bank, NY (b):
0.26%, 11/05/10	35,000	35,000,000
0.26%, 2/04/11	12,500	12,500,000
UBS AG, Stamford, 0.59%, 11/18/10	15,000	15,000,000
UniCredit SpA, NY:
0.53%, 11/10/10	25,000	25,000,000
0.68%, 11/10/10	33,000	33,000,000

		716,650,457

Total Certificates of Deposit — 27.8%		747,650,457

Commercial Paper (d)	Par (000)	Value

Amsterdam Funding Corp., 0.31%, 1/06/11	$14,000	$13,991,682
Antalis U.S. Funding Corp.:
0.39%, 11/17/10	12,000	11,997,530
0.29% – 0.35%, 11/22/10	45,000	44,990,767
0.33%, 1/18/11	19,000	18,985,892
BNP Paribas Finance Inc.:
0.49%, 2/11/11	30,000	29,957,125
0.42%, 3/01/11	11,000	10,984,215
BNZ International Funding Ltd., 0.34%, 2/04/11 (b)	31,500	31,500,855
BPCE SA, 0.32%, 1/18/11	30,000	29,978,737
Barton Capital Corp., 0.30%, 1/05/11	11,500	11,493,483
CAFCO LLC, 0.37%, 11/02/10	42,000	41,998,273
CHARTA LLC, 0.30%, 2/17/11	35,000	34,967,625
Cancara Asset Securitization LLC:
0.38%, 11/03/10	18,000	17,999,050
0.26%, 11/22/10	10,000	9,998,267
0.30%, 1/24/11	8,000	7,994,200
0.35%, 2/17/11	13,000	12,985,971
Ciesco LLC, 0.37%, 11/03/10	22,000	21,998,869
Clipper Receivables Co., LLC, 0.44%, 2/15/11	30,000	29,960,033
DANSKE Corp., 0.38%, 11/12/10	32,000	31,995,271
Fairway Finance Co., LLC, 0.31%, 1/06/11	12,140	12,132,787
Govco LLC, 0.28%, 1/14/11	50,000	49,970,056
Nieuw Amsterdam Receivables Corp., 0.30%, 1/04/11	24,459	24,443,509
Romulus Funding Corp., 0.35%, 11/01/10	13,000	12,999,621
Scaldis Capital LLC:
0.35%, 11/12/10	32,000	31,995,644
0.31%, 1/26/11	32,000	31,975,476
Unicredit Delaware, Inc.:
0.47%, 1/14/11	30,000	29,969,842
0.45%, 1/27/11	10,000	9,988,750
Westpac Trust Securities NZ Ltd., 0.38%, 11/05/10 (b)	40,500	40,500,000
Windmill Funding Corp., 0.31%, 1/10/11	15,000	14,990,571

Total Commercial Paper — 25.1%		672,744,101

Corporate Notes

Commonwealth Bank of Australia, 0.28%, 11/22/10 (b)(e)	26,000	26,000,000
KBC Bank NV, NY, 1.62%, 11/01/10 (c)	32,240	32,240,000
Rabobank Nederland NV, 1.79%, 1/07/11 (c)(e)	64,400	64,400,000

Total Corporate Notes — 4.6%		122,640,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Purchase Agreement
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value

California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC):
Home Mortgage, Series B, 0.28%, 11/05/10	$13,000	$13,000,000
Home Mortgage, Series F, 0.27%, 11/05/10	20,000	20,000,000
Home Mortgage, Series U, 0.26%, 11/05/10	14,360	14,360,000
Series A, 0.26%, 11/05/10	11,300	11,300,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (Bank One NA LOC), 0.25%, 11/01/10	8,000	8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.26%, 11/05/10	5,500	5,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.28%, 11/05/10	12,000	12,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.35%, 11/05/10	20,000	20,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.24%, 11/05/10	8,000	8,000,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.26%, 11/05/10	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.29%, 11/05/10	9,000	9,000,000
New York State HFA, RB, VRDN, AMT, Series A (Fannie Mae Liquidity Facility):
125 West 31st Street Housing, 0.26%, 11/05/10	12,000	12,000,000
316 11th Avenue Housing, 0.26%, 11/05/10	20,000	20,000,000
East 39th Street Housing, 0.26%, 11/05/10	15,000	15,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.26%, 11/05/10	9,800	9,800,000
Palm Beach County School District, COP, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.28%, 11/05/10	5,000	5,000,000
Philadelphia Authority for Industrial Development, Refunding RB, VRDN, Series B (JPMorgan Chase Bank LOC, Bank of New York LOC), 0.27%, 11/05/10	15,400	15,400,000

Total Municipal Bonds — 8.0%		214,760,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes, 0.29%, 11/10/10 (d)	$21,000	$20,997,970
Fannie Mae Variable Rate Notes, 0.25%, 7/26/12 (b)	27,000	26,990,603
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/06/11 (b)	40,000	39,984,767
Freddie Mac Discount Notes, 0.18%, 12/06/10 (d)	21,000	20,996,010
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	139,940	139,933,478
0.35%, 4/01/11	35,000	35,014,914
0.32%, 5/05/11	80,000	79,987,563
0.21%, 12/29/11	25,000	24,985,265
0.23%, 4/03/12	15,000	14,991,297

Total U.S. Government Sponsored Agency Obligations — 15.1%		403,881,867

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.22%, 11/12/10	22,000	21,998,118
0.21%, 11/26/10	21,300	21,296,488
0.15%, 12/23/10	30,000	29,993,079
0.20%, 1/27/11	33,000	32,983,500
0.19%, 2/24/11	33,000	32,979,719
0.20%, 3/17/11	30,000	29,977,412
U.S. Treasury Notes:
0.88%, 1/31/11	33,000	33,052,927
0.88%, 2/28/11	81,000	81,171,738
4.50%, 2/28/11	33,000	33,472,490
0.88%, 3/31/11	41,000	41,108,574
4.88%, 5/31/11	22,500	23,109,773
1.13%, 6/30/11	22,500	22,628,972

Total U.S. Treasury Obligations — 15.1%		403,772,790

Repurchase Agreements

Barclays Capital Inc., 0.22%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $100,001,833, collateralized by U.S. Treasury Note, 2.38% due 8/31/14, par and fair value of $96,102,200 and $102,000,074, respectively)	100,000	100,000,000
Deutsche Bank Securities, Inc., 0.21%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $51,519,902, collateralized by Freddie Mac, 3.50% due 8/17/20, par and fair value of $51,519,902 and $52,549,609, respectively)	51,519	51,519,000

Total Repurchase Agreements — 5.7%		151,519,000

Total Investments (Cost — $2,716,968,215*) — 101.4%		2,716,968,215

Liabilities in Excess of Other Assets — (1.4)%		(36,849,590)

Net Assets — 100.0%		$2,680,118,625

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

6	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Schedule of Investments (concluded)

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$2,716,968,215	—	$2,716,968,215

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	7

Statement of Assets and Liabilities

October 31, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $2,716,968,215)	$2,716,968,215
Cash	7,997
Interest receivable	1,797,571
Capital shares sold receivable	42
Prepaid expenses	215,999

Total assets	2,718,989,824

Liabilities

Capital shares redeemed payable	37,112,114
Investment advisory fees payable	639,600
Other affiliates payable	22,444
Officer’s and Trustees’ fees payable	905
Income dividends payable	163
Other accrued expenses payable	1,095,973

Total liabilities	38,871,199

Net Assets	$2,680,118,625

Net Assets Consist of

Paid-in capital	$2,679,994,386
Undistributed net realized gain	124,239

Net Assets	$2,680,118,625

Net Asset Value

Class I — Based on net assets of $2,613,945,818 and 2,613,823,946 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

Class II — Based on net assets of $66,172,807 and 66,170,440 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

8	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Statement of Operations

Six Months Ended October 31, 2010 (Unaudited)

Investment Income

Interest	$6,690,332

Expenses

Investment advisory	7,230,622
Distribution — Class II	75,108
Transfer agent — Class I	1,700,363
Transfer agent — Class II	43,558
Printing	200,009
Accounting services	124,072
Professional	70,915
Custodian	52,917
Registration	46,161
Officer and Trustees	44,666
Miscellaneous	59,247

Total expenses	9,647,638
Less distribution fees waived — Class II	(75,108)
Less transfer agent fees reimbursed — Class I	(1,700,350)
Less transfer agent fees reimbursed — Class II	(43,558)
Less fees waived by advisor	(1,138,290)

Total expenses after fees waived and/or reimbursed	6,690,332

Net investment income	—

Realized Gain

Net realized gain from investments	33,918

Net Increase in Net Assets Resulting from Operations	$33,918

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010

Operations

Net investment income	—	$3,592,813
Net realized gain	$33,918	183,462

Net increase in net assets resulting from operations	33,918	3,776,275

Dividends and Distributions to Shareholders From

Net investment income:
Class I	—	(3,801,200)
Class II	—	(61,870)
Net realized gain:
Class I	(315,421)	(24,244)
Class II	(7,599)	(510)

Decrease in net assets resulting from dividends and distributions to shareholders	(323,020)	(3,887,824)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(907,242,884)	(2,375,351,535)

Net Assets

Total decrease in net assets	(907,531,986)	(2,375,463,084)
Beginning of period	3,587,650,611	5,963,113,695

End of period	$2,680,118,625	$3,587,650,611

See Notes to Financial Statements.

10	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Financial Highlights

	Class I

	Six Months Ended October 31, 2010 (Unaudited)		Period November 1, 2008 to April 30, 2009
		Year Ended April 30, 2010
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0007	0.0061	0.0317	0.0488	0.0425	0.0233
Net realized and unrealized gain (loss)	0.0001	—	—	0.0000	0.0002	0.0007	(0.0003)

Net increase from investment operations	0.0001	0.0007	0.0061	0.0317	0.0490	0.0432	0.0230

Dividends and distributions from:
Net investment income	—	(0.0007)	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)
Net realized gain	(0.0001)	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0001)	(0.0007)	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.01%[2]	0.07%	0.61%[2]	3.22%	5.00%	4.30%	2.35%

Ratios to Average Net Assets

Total expenses	0.59%[3]	0.56%	0.54%[3]	0.51%	0.57%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed	0.41%[3]	0.41%	0.54%[3]	0.51%	0.57%	0.59%	0.59%

Net investment income	0.00%[3]	0.08%	1.22%[3]	3.09%	4.89%	4.28%	2.27%

Supplemental Data

Net assets, end of period (000)	$2,613,946	$3,508,192	$5,852,370	$6,030,809	$4,684,640	$3,864,470	$3,368,462

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	11

Financial Highlights (concluded)

	Class II

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Period November 1, 2008 to April 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0006	0.0059	0.0313	0.0486	0.0426	0.0232
Net realized and unrealized gain (loss)	0.0001	—	—	0.0000	(0.0017)	0.0007	(0.0003)

Net increase from investment operations	0.0001	0.0006	0.0059	0.0313	0.0469	0.0433	0.0229

Dividends and distributions from:
Net investment income	—	(0.0006)	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)
Net realized gain	(0.0001)	—	—	(0.0000)	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0001)	(0.0006)	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.01%[2]	0.06%	0.59%[2]	3.17%	4.98%	4.31%	2.34%

Ratios to Average Net Assets

Total expenses	0.80%[3]	0.79%	0.78%[3]	0.75%	0.79%	0.79%	0.61%

Total expenses after fees waived and/or reimbursed	0.41%[3]	0.41%	0.58%[3]	0.55%	0.59%	0.59%	0.61%

Net investment income	0.00%[3]	0.06%	1.21%[3]	3.12%	4.86%	4.27%	2.28%

Supplemental Data

Net assets, end of period (000)	$66,173	$79,458	$110,743	$124,888	$139,842	$131,487	$132,251

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

12	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Retirement Reserves Money Fund (the “Fund”) is a series of Retirement Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which is comprised of a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of Merrill Lynch & Co., Inc., acts as passive custodian. The Trust is organized as a Massachusetts business trust. At the present time, the Fund is the only series offered. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class, and Class II Shares bear certain expenses related to the distribution of such shares and shall have exclusive voting rights with respect to matters relating to distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (“the Board”). The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the year ended April 30, 2010, the period ended April 30, 2009 and each of the two years ended October 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	13

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at the following annual rates of the Fund’s average daily net assets as follows:

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended October 31, 2010, the Fund reimbursed the Manager $37,012 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Class II Shares’ Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.20% based upon the average daily net assets of the Fund’s Class II Shares.

In addition, BRIL has contractually agreed to waive the 0.20% distribution fee for Class II Shares until September 1, 2011. These amounts are shown as distribution fees waived in the Statement of Operations. The Manager voluntarily agreed to waive management fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by advisor and distribution fees waived. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

14	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Notes to Financial Statements (concluded)

Transactions in capital shares for each class were as follows:

	Six Months Ended October 31, 2010	Year Ended April 30, 2010

Class I Shares

Shares sold	3,161,320,299	7,288,894,182
Shares issued to shareholders in reinvestment of dividends and distributions	303,419	3,825,444

Total issued	3,161,623,718	7,292,719,626
Shares redeemed	(4,055,587,840)	(9,636,788,579)

Net decrease	(893,964,122)	(2,344,068,953)

Class II Shares

Shares sold	41,960,098	111,390,608
Shares issued to shareholders in reinvestment of dividends and distributions	7,159	62,184

Total issued	41,967,257	111,452,792
Shares redeemed	(55,246,019)	(142,735,374)

Net decrease	(13,278,762)	(31,282,582)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	15

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Retirement Series Trust (the “Trust”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, with respect to Retirement Reserves Money Fund, a series of the Trust (the “Fund”). The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services

16	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates and significant shareholders provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expenses, after giving effect to any expense reimbursement or fee waivers by BlackRock, and/or other parties if applicable, were lower than or equal to the median actual total expenses paid by the Fund’s Peers, after giving effect to any expense reimbursement or fee waivers. The Board additionally noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also considered the extent to which the Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

18	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	19

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trust President and Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
John M. Perlowski, Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Effective September 24, 2010, John M. Perlowski became Chief Executive Officer of the Trust.

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation Wilmington, DE 19809

Custodian
The Bank of New York Mellon New York, NY 10286

Transfer Agent
Financial Data Services, Inc. Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company Princeton, NJ 08540

Distributor
BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP New York, NY 10019

Address of the Fund
100 Bellevue Parkway Wilmington, DE 19809

20	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website (http://www.blackrock.com/moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010	21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#10262 – 10/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: January 5, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: January 5, 2011